Revenue from contracts with customers - Geographical market (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 27,359	£ 9,672	£ 9,107
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Rest of Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,599	427	2,597
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,197	9,245	6,510
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,563	£ 0	£ 0